Financial Risk Factors and Risk Management - Credit Risk Exposure from Trade Receivables (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aging of Trade Receivables
ECL Allowance	€ (228)	€ (229)	€ (203)
Credit Risk
Aging of Trade Receivables
Weighted Average Loss Rate	(3.80%)	(3.50%)
Gross Carrying Amount Not Credit-Impaired	€ 5,625	€ 6,106
Gross Carrying Amount Credit-Impaired	395	355
ECL Allowance	€ (228)	€ (229)
Credit Risk | Current
Aging of Trade Receivables
Weighted Average Loss Rate	(0.30%)	(0.20%)
Gross Carrying Amount Not Credit-Impaired	€ 3,909	€ 4,439
Gross Carrying Amount Credit-Impaired	2	0
ECL Allowance	€ (10)	€ (7)
Credit Risk | Past due 1 to 30 days
Aging of Trade Receivables
Weighted Average Loss Rate	(0.50%)	(0.90%)
Gross Carrying Amount Not Credit-Impaired	€ 704	€ 619
Gross Carrying Amount Credit-Impaired	79	64
ECL Allowance	€ (4)	€ (6)
Credit Risk | Overdue 30 to 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(1.40%)	(1.40%)
Gross Carrying Amount Not Credit-Impaired	€ 586	€ 603
Gross Carrying Amount Credit-Impaired	36	28
ECL Allowance	€ (9)	€ (9)
Credit Risk | Overdue more than 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(29.10%)	(29.20%)
Gross Carrying Amount Not Credit-Impaired	€ 426	€ 445
Gross Carrying Amount Credit-Impaired	278	263
ECL Allowance	€ (205)	€ (207)